UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet Capital Management, L.P.
Address:    590 Madison Ave., 39th Floor
            New York, NY  10022

Form 13F File Number:    28-12508
                       -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Doug Schwenk
Title:    Chief Operating Officer
Phone:    (212) 201-7800

Signature, Place, and Date of Signing:

   /s/  Doug Schwenk                 New York, NY         November 14, 2008
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves as managing member of Trafelet Services UK Limited, which serves as manager of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $624,652 (thousands)

List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
----------------------------------------------------------------------------
1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC                 28-10380
3.      Remy W. Trafelet                        28-13170

                                               FORM 13F INFORMATION TABLE
                                           2ND QUARTER ENDING SEPTEMBER 30, 2008

COLUMN 1                     COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE     SHRS OR     SH/  PUT/ INVESTMENT    OTHER       SOLE   SHARED   NONE
                                                     (X$1000)   PRN AMT     PRN CALL  DIRECTION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC          COM            035710409   56,692   4,215,027  SH        SHARED-DEFINED  1, 2, 3    4,215,027
ARRIS GROUP INC              COM            04269Q100   27,790   3,595,100  SH        SHARED-DEFINED  1, 2, 3    3,595,100
ATLAS AMER INC               COM            049167109   17,297     507,096  SH        SHARED-DEFINED  1, 2, 3      507,096
ATLAS ENRGY RESRCES LLC      COM            049303100   68,091   2,639,205  SH        SHARED-DEFINED  1, 2, 3    2,639,205
BAUER EDDIE HLDGS INC        COM            071625107   11,834   2,211,886  SH        SHARED-DEFINED  1, 2, 3    2,211,886
CONCHO RES INC               COM            20605P101   44,932   1,660,580  SH        SHARED-DEFINED  1, 2, 3    1,660,580
FINISH LINE INC              CL A           317923100    8,107     811,525  SH        SHARED-DEFINED  1, 2, 3      811,525
HANSEN NAT CORP              COM            411310105   16,547     547,000  SH        SHARED-DEFINED  1, 2, 3      547,000
HECKMANN CORP                EXP 11/09/201  422680108   10,738   4,994,500  SH        SHARED-DEFINED  1, 2, 3    4,994,500
HECKMANN CORP                COM            422680108   55,462   6,722,668  SH        SHARED-DEFINED  1, 2, 3    6,722,668
NATIONAL CITY CORP           COM            635405103   41,755  23,860,000  SH        SHARED-DEFINED  1, 2, 3   23,860,000
NEW YORK MTG TR INC          COM PAR $.02   649604501    1,832     578,000  SH        SHARED-DEFINED  1, 2, 3      578,000
QUALCOMM INC                 COM            747525103   32,228     750,000  SH        SHARED-DEFINED  1, 2, 3      750,000
RELIANT ENERGY INC           COM            75952B105    7,350   1,000,000  SH        SHARED-DEFINED  1, 2, 3    1,000,000
SCIENTIFIC GAMES CORP        CL A           80874P109   37,062   1,610,000  SH        SHARED-DEFINED  1, 2, 3    1,610,000
SUN HEALTHCARE GRP INC       COM NEW        866933401   17,592   1,200,000  SH        SHARED-DEFINED  1, 2, 3    1,200,000
ULTRA PETROLEUM CORP         COM            903914109  169,343   3,060,055  SH        SHARED-DEFINED  1, 2, 3    3,060,055

